COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Number of premises operating leases		2
Term of leases of motor vehicles		3 years
Operating leases expense		$ 1,463	$ 1,480	$ 1,471
Indemnification agreement limit		$ 2,000
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Number of lawsuits		3
Number of current employees filing lawsuits		3
Number of former employees filing lawsuits	4
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 1,000	$ 173
Obligation to purchase inventory from suppliers		$ 412
Other Employees [Member]
Number of current employees filing lawsuits		4
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 150
Meitav [Member]
Payment of settlement		$ 980